Summary of Significant Assumptions (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted-average assumptions used to determine benefit obligation:
Discount rate	5.26%	4.98%
Rate of compensation increase	3.00%	3.00%
Weighted-average assumptions used to determine benefit cost:
Discount rate	5.26%	4.34%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.00%	3.00%